Loans Measured at Amortized Cost - Summary of Changes in Deferred Loan Origination Fees and Costs (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		₩ 591,244	₩ 552,834
Increase		450,328	447,895
Decrease		(398,367)	(405,542)
Others		(4,975)	(3,943)
Ending		638,230	591,244
Deferred loan origination costs
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		700,490	662,676
Increase		537,623	469,009
Decrease		(463,665)	(430,831)
Others		3,886	(364)
Ending		778,334	700,490
Deferred loan origination costs - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		623,493	594,509
Increase		464,364	416,003
Decrease		(406,506)	(387,019)
Others		0	0
Ending		681,351	623,493
Deferred loan origination costs - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	[1]	76,997	68,167
Increase	[1]	73,259	53,006
Decrease	[1]	(57,159)	(43,812)
Others	[1]	3,886	(364)
Ending	[1]	96,983	76,997
Deferred loan origination fees
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		109,246	109,842
Increase		87,295	21,114
Decrease		(65,298)	(25,289)
Others		8,861	3,579
Ending		140,104	109,246
Deferred loan origination fees - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		37,002	42,835
Increase		44,345	11,859
Decrease		(27,267)	(17,692)
Others		0	0
Ending		54,080	37,002
Deferred loan origination fees - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	[2]	72,244	67,007
Increase	[2]	42,950	9,255
Decrease	[2]	(38,031)	(7,597)
Others	[2]	8,861	3,579
Ending	[2]	₩ 86,024	₩ 72,244

[1]	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
[2]	Includes deferred loan origination fees related to loans in foreign currencies.